Treasury shares	12 Months Ended
Dec. 31, 2022
Treasury shares
Treasury shares

11.Treasury shares

On December 20, 2019, the Company announced the repurchase program whereby the Company may repurchase up to US$100 million of its ordinary shares in the form of American depositary shares during a period of up to 12 months commencing on December 20, 2019. As of December 31, 2020, the Company has repurchased an aggregate of 1,177,499 ordinary shares for total cash consideration of US$99,999,998 (equivalent of RMB695,097,853) including repurchase commissions, among which 291,207 ordinary shares for total cash consideration of US$16,471,881 (equivalent of RMB115,273,325).

On August 30, 2021, the Company announced the repurchase program whereby the Company may repurchase up to US$100 million of its ordinary shares in the form of American depositary shares during a period of up to 12 months commencing on September 30, 2021. As of December 31, 2021, the Company has repurchased an aggregate of 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908) including repurchase commissions, among which 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908) (the “2021 Share Repurchase Program”). As of December 31, 2022, the Company completed the 2021 Share Repurchase Program and repurchased the remaining 804,758 of ordinary shares for cash consideration of US$17,158,573 (equivalent of RMB108,967,252).